Distribution of Profits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Distribution of profits
Restricted net assets of subsidiaries and VIEs attributed to general reserve and registered capital	$ 9,093,749
PRC
Distribution of profits
Minimum percentage of after-tax profit transferred by subsidiaries and VIEs to fund a statutory reserve	10.00%
Threshold percentage of after-tax income required to be appropriated towards reserve until the reserve balance reaches a specified percentage of the registered capital	50.00%
Reserve fund	$ 9,705,317	$ 9,170,389
Restricted net assets	$ 35,493,857